Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Common Class A USD ($)	Dec. 31, 2014 Common Class A CNY	Dec. 31, 2013 Common Class A CNY	Dec. 31, 2014 Common Class B USD ($)	Dec. 31, 2014 Common Class B CNY	Dec. 31, 2013 Common Class B CNY	Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent CNY	Dec. 31, 2014 Parent Common Class A USD ($)	Dec. 31, 2014 Parent Common Class A CNY	Dec. 31, 2013 Parent Common Class A CNY	Dec. 31, 2014 Parent Common Class B USD ($)	Dec. 31, 2014 Parent Common Class B CNY	Dec. 31, 2013 Parent Common Class B CNY
Current assets:
Cash and cash equivalents	$ 56,304	349,343	$ 40,152	249,126	128,736	187,237							$ 2,395	14,859	31,831
Prepayment and other current assets	31,083	192,855		91,585									1,190	7,387	4,062
Total current assets	184,812	1,146,683		555,454									3,585	22,246	35,893
Non-current assets:
Property and equipment, net	3,804	23,602		13,085									39	240	407
Goodwill	91,036	564,841		564,841	564,841								91,036	564,841	564,841
Long-term investments, net	20,773	128,888		2,000									16,667	103,412
Amounts due from subsidiaries and VIEs													119,762	743,076	249,799
Investments in subsidiaries and VIEs													65,283	405,057	252,875
Other non-current assets	11,479	71,225		5,139									3,077	19,098
Total non-current assets	167,766	1,040,932		697,670									295,864	1,835,724	1,067,922
Total assets	352,578	2,187,615		1,253,124									299,449	1,857,970	1,103,815
Current liabilities:
Accrued expenses and other current liabilities	14,618	90,697		41,174									210	1,306	664
Non-current liabilities	3,663	22,734		19,763									0	0	0
Total liabilities	53,691	333,135		148,371									210	1,306	664
Mezzanine equity:
Contingently redeemable ordinary shares (US$0.001 par value, 26,485,961 shares authorized; 26,485,961 and nil shares issued and outstanding as of December 31, 2013 and 2014, respectively; aggregate liquidation preference amount of RMB75,899 and nil as of December 31, 2013 and 2014, respectively; aggregate redemption amount of RMB77,677 and nil, respectively, as of December 31, 2013 and 2014)	0	0		77,677	76,858								0	0	77,677
Shareholders' equity:
Ordinary shares, value							259	1,610	1,121	190	1,179	1,179				259	1,610	1,121	190	1,179	1,179
Additional paid-in capital	258,655	1,604,851		1,003,417									258,655	1,604,851	1,003,417
Retained earnings	40,576	251,759		19,635									40,576	251,759	19,635
Accumulated other comprehensive income (loss)	(441)	(2,735)		122	(420)	(427)							(441)	(2,735)	122
Total shareholders' equity	298,887	1,854,480		1,027,076	762,348	796,178							299,239	1,856,664	1,025,474
Total liabilities and shareholders' equity	$ 352,578	2,187,615		1,253,124									$ 299,449	1,857,970	1,103,815